SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3.1 Significant accounting judgments, estimates and assumptions

The preparation of the Company’s consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities and contingent liabilities at the date of the consolidated financial statements and reported amounts of income and expenses during the reporting period. Estimates and assumptions are continuously evaluated and are based on management’s experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. However, actual outcomes can differ from these estimates.

Areas requiring a significant degree of estimation and judgment relate to the fair value measurements for financial instruments, the recoverability and measurement of deferred tax assets and liabilities, and ability to continue as a going concern. Actual results may differ from those estimates and judgments.

3.2 Cash and cash equivalents

Cash and cash equivalents comprise cash at banks and on hand, and may also include short term money market instruments from time to time with an original maturity of three months or less, which are readily convertible into a known amount of cash.

3.3 Principles of consolidation

Control is achieved when the Company has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities.

All inter-company transactions, balances, income and expenses are eliminated in full on consolidation.

3.4 Foreign currencies

The Company’s presentation currency and the functional currency of all of its operations is the U.S. dollar as this is the principal currency of the economic environment in which they operate.

Foreign currency transactions are translated into functional currency using the exchange rates prevailing at the date of the transaction. Foreign currency monetary items are translated at the period-end exchange rate. Non-monetary items measured at historical cost continue to be carried at the exchange rate at the date of the transaction. Non-monetary items measured at fair value are reported at the exchange rate at the date when fair values were determined.

Exchange differences arising on the translation of monetary items or on settlement of monetary items are recognized in profit or loss in the period in which they arise, except where deferred in equity as a qualifying cash flow or net investment hedge.

Exchange differences arising on the translation of non-monetary items are recognized in other comprehensive income in the statement of comprehensive income to the extent that gains and losses arising on those non-monetary items are also recognized in other comprehensive income. Where the non-monetary gain or loss is recognized in profit or loss, the exchange component is also recognized in profit or loss.

3.5 Share-based payments

Share-based payments to employees are measured at the fair value of the instruments issued and recognized over the vesting periods. Share-based payments to non-employees are measured at the fair value of goods or services received or the fair value of the equity instruments issued, if it is determined the fair value of the goods or services cannot be reliably measured, and are recorded at the date the goods or services are received. The corresponding amount is recorded to the stock options reserve. The fair value of options is determined using the Black-Scholes Option Pricing Model which incorporates all market vesting conditions. The number of shares and options expected to vest is reviewed and adjusted at the end of each reporting period such that the amount recognized for services received as consideration for the equity instruments granted shall be based on the number of equity instruments that will eventually vest.

3.6 Taxation

Deferred tax is provided, using the liability method, on all temporary differences at the balance sheet date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on the tax rates that have been enacted or substantively enacted at the reporting date.

3.7 Financial assets

Financial assets are classified as financial assets at fair value through profit or loss (“FVTPL”), held-to-maturity, loans and receivables, available-for-sale financial assets, or as derivatives designated as hedging instruments in an effective hedge, as appropriate. The Company determines the classification of its financial assets at initial recognition. Financial assets are recognized initially at fair value. The subsequent measurement of financial assets depends on their classification as follows:

Financial assets at FVTPL

Financial assets are classified as held for trading and are included in this category if acquired principally for the purpose of selling in the short term or if so designated by management. Derivatives, other than those designated as effective hedging instruments, are also categorized as held for trading. These assets are carried at fair value with gains or losses recognized in profit or loss. Transaction costs associated with financial assets at FVTPL are expensed as incurred. Cash and cash equivalents are included in this category of financial assets.

Held-to-maturity and loans and receivables

Held-to-maturity and loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Such assets are carried at amortized cost using the effective interest method if the time value of money is significant. Gains and losses are recognized in profit or loss when the financial asset classified in this category are derecognized or impaired, as well as through the amortization process. Transaction costs are included in the initial carrying amount of the asset. Trade receivables are classified as loans and receivables.

Available-for-sale

Available-for-sale financial assets are those non-derivative financial assets that are not classified as loans and receivables. After initial recognition, available-for-sale financial assets are measured at fair value, with gains or losses recognized within other comprehensive income. Accumulated changes in fair value are recorded as a separate component of equity until the investment is derecognized or impaired. Transaction costs are included in the initial carrying amount of the asset. Available-for-sale assets include short term investments in equities of other entities.

The fair value is determined by reference to bid prices at the close of business on the reporting date. Where there is no active market, fair value is determined using valuation techniques. Where fair value cannot be reliably measured, assets are carried at cost.

Derivatives designated as hedging instruments in an effective hedge

The Company does not hold or have any exposure to derivative instruments.

3.8 Financial liabilities

Financial liabilities are classified as financial liabilities at FVTPL, derivatives designated as hedging instruments in an effective hedge, or as financial liabilities measured at amortized cost, as appropriate. The Company determines the classification of its financial liabilities at initial recognition. The measurement of financial liabilities depends on their classification, as follows:

Financial liabilities at FVTPL

Financial liabilities at FVTPL has two subcategories, including financial liabilities held for trading and those designated by management on initial recognition. Transaction costs on financial liabilities at FVTPL are expensed as incurred. These liabilities are carried at fair value with gains or losses recognized in profit or loss.

Financial liabilities measured at amortized cost

All other financial liabilities are initially recognized at fair value, net of transaction costs. After initial recognition, other financial liabilities are subsequently measured at amortized cost using the effective interest method. Amortized cost is calculated by taking into account any issue costs, and any discount or premium on settlement. Gains and losses arising on the repurchase, settlement or cancellation of liabilities are recognized respectively in interest, other revenues and finance costs. Trade and other payables, loans payable and accrued dividends payable are included in this category of financial liabilities.

Derivatives designated as hedging instruments in an effective hedge

The Company does not hold or have any exposure to derivative instruments.

3.9 Impairment of financial assets

Financial assets, other than financial assets at FVTPL, are assessed for indicators of impairment at each period end.

Assets carried at amortized cost

If there is objective evidence that an impairment loss on assets carried at amortized cost have been incurred, the amount of the loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows discounted at the financial asset’s original effective interest rate. The carrying amount of the asset is reduced, with the amount of the loss recognized in profit or loss.

If, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the previously recognized impairment loss is reversed to the extent that the carrying value of the asset does not exceed what the amortized cost would have been had the impairment not been recognized. Any subsequent reversal of an impairment loss is recognized in profit or loss.

Available-for-sale

If an available-for-sale financial asset is impaired, the cumulative loss previously recognized in equity is transferred to profit or loss. Any subsequent recovery in the fair value of the asset is recognized within other comprehensive income.

3.10 Derecognition of financial assets and liabilities

Financial assets are derecognized when the rights to receive cash flows from the assets expire or, the financial assets are transferred and the Company has transferred substantially all the risks and rewards of ownership of the financial assets. On derecognition of a financial asset, the difference between the asset’s carrying amount and the sum of the consideration received and receivable and the cumulative gain or loss that had been recognized directly in equity is recognized in profit or loss.

For financial liabilities, they are derecognized when the obligation specified in the relevant contract is discharged, cancelled or expires. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

3.11 Revenue recognition

The Company recognizes revenues when the following criteria are met: persuasive evidence of an agreement exists, delivery has occurred, the price to the buyer is fixed and determinable, and collectability is reasonably assured. Revenue for Sky Play® is recognized each month for a license fee on a per-game usage basis as the above criteria have been met.

3.12 Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control, related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

3.13 Comparative information

Certain comparative figures have been adjusted to conform to the current year’s presentation.